September 6, 2017

POPLAR FOREST CORNERSTONE FUND

Class A	PFCFX
Institutional Class	IPFCX

A series of Advisors Series Trust

Supplement dated September 6, 2017 to the Summary Prospectus dated April 7, 2017

Effective immediately, the first paragraph on page 1 of the Poplar Forest Cornerstone Fund’s Summary Prospectus is deleted and replaced with the following to update the investment adviser’s website:

Before you invest, you may want to review the Poplar Forest Partners Fund’s (the “Cornerstone Fund”) Statutory Prospectus, which contains more information about the Cornerstone Fund and its risks.  The current Statutory Prospectus and Statement of Additional Information dated April 7, 2017, are incorporated by reference into this Summary Prospectus.  You can find the Cornerstone Fund’s Statutory Prospectus and other information about the Cornerstone Fund online at www.poplarforestfunds.com/resources.  You can also get this information at no cost by calling 1‑877‑522‑8860 or by sending an e-mail request to compliance@poplarforestllc.com.

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Please retain this Supplement with your Summary Prospectus for future reference.